LONG-TERM DEBT, NET - Borrowing Rates of Long-Term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Average borrowing rate per annum	5.72%	5.32%	5.43%